OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES
Other long-term liabilities consisted of the following:

	December 31, 2015	December 31, 2014
Defined benefit pension plan liabilities	$42,509	$40,142
Post retiree medical plan	17,729	14,740
Environmental liabilities	8,189	7,870
Other	1,397	—
	$69,824	$62,752